CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES:
Net income	$ 20,482	$ 15,929	$ 5
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	3,798	1,828	680
Stock based compensation	5,056	374	107
Change in fair value of preferred stock warrant liabilities	9,458	5,961	558
Deferred income taxes	(607)	338	(1,509)
Other	3,050	718	289
Changes in operating assets and liabilities:
Accounts receivable	(187,736)	(114,170)	(53,315)
Prepaid expenses and other assets	(2,675)	(3,040)	(527)
Accounts payable	209,483	50,021	35,706
Accrued expenses and other liabilities	14,722	5,481	3,161
Net cash provided by (used in) operating activities	75,031	(36,560)	(14,845)
INVESTING ACTIVITIES:
Purchase of property and equipment	(6,884)	(5,128)	(832)
Capitalized software development costs	(2,337)	(1,799)	(825)
Purchase of short-term investment			(551)
Redemption of short-term investment		551
Net cash used in investing activities	(9,221)	(6,376)	(2,208)
FINANCING ACTIVITIES:
Proceeds from line of credit	75,847	30,000	1,000
Repayment on line of credit	(65,000)	(15,000)	(4,000)
Proceeds from term debt		15,000	15,000
Repayment of term debt	(30,000)		(3,500)
Payment of debt financing costs	(976)	(190)	(178)
Payment of financing obligations	(550)	(109)	(109)
Repurchase of preferred stock and common stock	(54,000)		(561)
Proceeds from exercise of stock options	488	166	1
Proceeds from employee stock purchase plan	4,224
Payment of stock repurchase costs	(155)	(39)
Payment of Series C convertible preferred stock offering cost	(129)
Proceeds from the issuance of Class A common stock in IPO, net of underwriting commissions	78,120
Payment of offering costs-IPO	(4,326)	(160)
Net cash provided by financing activities	63,543	29,668	28,003
Increase (decrease) in cash	129,353	(13,268)	10,950
Cash-Beginning of year	4,047	17,315	6,365
Cash-End of year	133,400	4,047	17,315
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	16,740	12,931	150
Cash paid for interest	1,696	895	487
Capitalized assets financed by accounts payable	3,490	88	27
Asset retirement obligation	354
Stock-based compensation included in capitalized development costs	88	11	4
Conversion of convertible preferred stock to Class B common stock	83,241
Conversion of warrant for convertible preferred stock to a warrant for Class B common stock and net exercise of warrant to purchase Class B common stock	12,596
Deferred IPO offering costs and stock repurchase costs included in accounts payable		$ 58
Net exercise of warrants to purchase Series Seed convertible preferred stock	3,789
Series B convertible preferred stock
FINANCING ACTIVITIES:
Proceeds from issuance of convertible preferred stock			$ 20,350
Series C convertible preferred stock
FINANCING ACTIVITIES:
Proceeds from issuance of convertible preferred stock	$ 60,000